INTANGIBLES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
INTANGIBLES
8	INTANGIBLES

License

Localization and implementation of the different software and technology modules is supported through a Localization Agreement. Under this agreement, at a cost of $215,000, the Licensor allocated engineering and programming resources to the Company. The cost is being amortized over 5 years.

On May 1, 2015, Qpagos Corporation entered into a renewable ten-year license with the Licensor for the non-exclusive right to license technology to provide payment services. Subsequently, on November 1, 2015, the Company and the Licensor concluded an additional amendment to the License Agreement by which the Licensor agreed to the exclusivity to the Mexican market subject to the payment of $20,000 per year payable in quarterly installments, the first two such installments payable December 1, 2015. The agreement may be terminated early by the Licensor if Qpagos Corporation fails to comply with its terms and conditions

Qpagos Corporation’s license with the Licensor is a license for the rights to use three software programs (the “Programs”): RG Switch Payment (designed to transfer payments to providers of services), RG Processing (designed processing and counting of payments) and RG Kiosk (designed for performance of payments through payment collection equipment functioning in the self-service kiosks) to be used in Mexico.

Under this agreement the Licensor is obligated to provide Qpagos Corporation with rights to use software updates developed by the Licensor. The ten-year term commences on the date of full payment of the localization contract. The Licensor retains exclusive rights to any intellectual property, including any addition, alteration, program updating, derivative or composed creation, obtained in the process of usage of the programs. The payment for the rights granted under the license is a total of $1,000, payable in annual payments of $100 per year over ten years and is in addition to the payments that we make under the Localization Agreement. The agreement provides, among other things, that Qpagos Corporation will pay the fee, ensure confidentiality of commercial and technical information received when performing the agreement and inform the Licensor of any changes in its structure. The Licensor has a right to terminate the agreement if we breach the terms of the agreement or do not properly perform or if we do not cure any breach or nonperformance within 30 days of receipt of notice of termination. If the Licensor suffers any damages, they are entitled to request compensation from Qpagos Corporation. The rights to use the Programs terminate upon termination of the Agreement.

Intangibles consisted of the following as of March 31, 2016 and December 31, 2015, respectively:

	March 31, 2016	December 31, 2015

Software license	$215,000	$215,000

Total cost	215,000	215,000
Less: accumulated amortization	(14,333)	(3,583)
Intangibles, net	$200,667	$211,417

Amortization expense was $10,750 and $0 for the three months ended March 31, 2016 and 2015, respectively.

QPAGOS Corporation - Parent Company [Member]
INTANGIBLES
7	INTANGIBLES

License

Localization and implementation of the different software and technology modules is supported through a Localization Agreement. Under this agreement, at a cost of $215,000, the Licensor allocated engineering and programming resources to the Company. The cost is being amortized over years 5 years.

On May 1, 2015, the Company entered into a ten-year license with the Licensor for the non-exclusive right to license technology to provide payment services. Subsequently, on November 1, 2015, the Company and the Licensor concluded an Additional amendment to the License Agreement by which the Licensor agreed to the exclusivity to the Mexican market subject to the payment of $20,000 per year payable in quarterly installments, the first two such installments payable December 1, 2015. The agreement may be terminated early by the Licensor if the Company fails to comply with its terms and conditions

Our license with the Licensor is a license for the rights to use three software programs (the “Programs”): RG Switch Payment (designed to transfer payments to providers of services), RG Processing (designed processing and counting of payments) and RG Kiosk (designed for performance of payments through payment collection equipment functioning in the self-service kiosks) to be used in Mexico.

Under this agreement the Licensor is obligated to provide the Company with rights to use software updates developed by the Licensor. The ten-year term commences on the date of full payment of the localization contract. The Licensor retains exclusive rights to any intellectual property, including any addition, alteration, program updating, derivative or composed creation, obtained in the process of usage of the programs. The payment for the rights granted under the license is a total of $1,000, payable in annual payments of $100 per year over ten years and is in addition to the payments that we make under the Localization Agreement. The agreement provides, among other things, that we will pay the fee, ensure confidentiality of commercial and technical information received when performing the agreement and inform the Licensor of any changes in its structure. The Licensor has a right to terminate the agreement if we breach the terms of the agreement or do not properly perform or if we do not cure any breach or nonperformance within 30 days of receipt of notice of termination. If the Licensor suffers any damages, they are entitled to request compensation from the Company. The rights to use the Programs terminate upon termination of the Agreement.

Intangibles consisted of the following as of December 31, 2015 and 2014, respectively:

	December 31, 2015	December 31, 2014

Software license	$215,000		$-

Total cost	215,000
Less: accumulated amortization	(3,583)		-
Intangibles, net	$211,417	$

Amortization expense was $3,583 and $0 for the year ended December 31, 2015 and 2014, respectively.